UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3651
                                    --------------------------------------------

                           Touchstone Strategic Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)               (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:  03/31
                        -----------------------------------
Date of reporting period:  06/30/10
                         ----------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Touchstone Strategic Trust - Portfolio of Investments
Diversified Small Cap Growth Fund - June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 99.4%                                 SHARES         VALUE
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 26.2%
Ariba, Inc.*                                          25,975      $     413,782
Atheros Communications, Inc.*                         12,217            336,456
Avnet, Inc.*                                          14,556            350,945
Blue Coat Systems, Inc.*                               8,056            164,584
comScore, Inc.*                                       18,599            306,325
F5 Networks, Inc.*                                     3,038            208,316
Finisar Corp.*+                                       31,103            463,435
j2 Global Communications,
  Inc.*+                                              15,426            336,904
Mantech International Corp. -
  Class A*                                             7,755            330,130
MAXIMUS, Inc.                                          3,320            192,128
Mellanox Technologies Ltd.*                           11,080            242,652
MICROS Systems, Inc.*                                  6,423            204,701
Microsemi Corp.*                                      28,207            412,668
Multi-Fineline Electronix, Inc.*                       9,695            241,987
Netscout Systems, Inc.*                               23,159            329,321
Nuance Communications, Inc.*                          15,767            235,717
Oplink Communications, Inc.*                          16,344            234,209
Parametric Technology Corp.*                          15,055            235,912
Polycom, Inc.*                                         8,045            239,661
Progress Software Corp.*                              10,770            323,423
Riverbed Technology, Inc.*                            13,841            382,288
Skyworks Solutions, Inc.*                             23,967            402,406
Taleo Corp. - Class A*                                13,351            324,296
Tessera Technologies, Inc.*                            9,833            157,820
Veeco Instruments, Inc.*                               7,220            247,502
VeriFone Holdings, Inc.*                              12,220            231,325
Virtusa Corp.*                                        20,666            192,814
VistaPrint NV*+                                        7,635            362,586
Wright Express Corp.*                                  7,839            232,818
-------------------------------------------------------------------------------
                                                                      8,337,111
-------------------------------------------------------------------------------
HEALTH CARE -- 24.2%
Acorda Therapeutics, Inc.*                            21,370            664,821
Alexion Pharmaceuticals, Inc.*                        11,398            583,464
Auxilium Pharmaceuticals, Inc.*                       23,155            544,143
BioMarin Pharmaceutical, Inc.*                        27,546            522,272
CryoLife, Inc.*                                       39,190            211,234
eResearchTechnology, Inc.*                            46,065            362,992
Genomic Health, Inc.*+                                29,443            380,698
HMS Holdings Corp.*                                    7,315            396,619
Inspire Pharmaceuticals, Inc.*                        84,825            423,277
Insulet Corp.*                                        21,460            322,973
NuVasive, Inc.*+                                       9,805            347,685
NxStage Medical, Inc.*                                 5,530             82,065
Onyx Pharmaceuticals, Inc.*                            5,025            108,490
RTI Biologics, Inc.*                                  93,340            273,486
Salix Pharmaceuticals Ltd.*                           12,515            488,460
Somaxon Pharmaceuticals,
  Inc.*+                                              18,684             67,262
SonoSite, Inc.*                                       13,880            376,287
Spectranetics Corp. (The)*                            68,915            356,980
TranS1, Inc.*                                         35,853             93,576
United Therapeutics Corp.*                             8,590            419,278
Vanda Pharmaceuticals, Inc.*                          30,910            204,315
Wright Medical Group, Inc.*                           27,695            460,014
-------------------------------------------------------------------------------
                                                                      7,690,391
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 21.8%
99 Cents Only Stores*                                 35,476            525,045
American Public Education,
  Inc.*                                               10,380            453,606
Big Lots, Inc.*                                       14,388            461,711
BJ's Restaurants, Inc.*+                               7,551            178,204
Capella Education Co.*                                 6,157            500,872
Cato Corp. (The) - Class A                             7,106            156,474
Chico's FAS, Inc.                                     27,090            267,649
Chipotle Mexican Grill, Inc. -
  Class A*                                             2,365            323,556
Coinstar, Inc.*+                                       9,713            417,368
Deckers Outdoor Corp.*                                 2,591            370,176
DSW, Inc. - Class A*                                  14,630            328,590
Fuel Systems Solutions, Inc.*+                         6,745            175,033
hhgregg, Inc.*                                        13,690            319,251
LKQ Corp.*                                            18,105            349,064
Morningstar, Inc.*                                     7,105            302,105
Netflix, Inc.*                                         4,213            457,742
Panera Bread Co. - Class A*                            2,295            172,790
PetMed Express, Inc.+                                 22,628            402,778
Steiner Leisure Ltd.*                                  7,989            307,097
Tractor Supply Co.                                     5,161            314,666
Tupperware Brands Corp.                                4,240            168,964
-------------------------------------------------------------------------------
                                                                      6,952,741
-------------------------------------------------------------------------------
INDUSTRIALS -- 12.4%
AAR Corp.*                                            11,770            197,030
American Science &
  Engineering, Inc.                                    2,080            158,517
CLARCOR, Inc.                                          8,555            303,874
Ducommun, Inc.                                         2,525             43,177
EnPro Industries, Inc.*                                7,449            209,689
General Cable Corp.*                                   7,645            203,739
GrafTech International Ltd.*                          19,385            283,409
Hexcel Corp.*                                          9,895            153,471
HUB Group, Inc. - Class A*                             5,879            176,429
Kforce, Inc.*                                         26,601            339,163
LaBarge, Inc.*                                        14,248            162,570
Landstar System, Inc.                                  6,895            268,836
MYR Group, Inc.*                                      13,110            218,806

Touchstone Strategic Trust - Portfolio of Investments
Diversified Small Cap Growth Fund - June 30, 2010 (Unaudited)

COMMON STOCKS -- 99.4%                                               MARKET
(CONTINUED)                                           SHARES         VALUE
-------------------------------------------------------------------------------
SFN Group, Inc.*                                      33,840      $     184,766
Sykes Enterprises, Inc.*                              14,228            202,464
Toro Co.                                               4,415            216,865
Wabtec Corp.                                           5,888            234,872
Woodward Governor Co.                                 14,722            375,853
-------------------------------------------------------------------------------
                                                                      3,933,530
-------------------------------------------------------------------------------
FINANCIALS -- 7.6%
Cash America International, Inc.                       9,945            340,815
Encore Capital Group, Inc.*                           17,413            358,882
Ezcorp, Inc. - Class A*                               29,170            541,104
First Cash Financial Services,
  Inc.*                                               19,885            433,493
Portfolio Recovery Associates,
  Inc.*+                                               7,850            524,223
World Acceptance Corp.*+                               5,790            221,815
-------------------------------------------------------------------------------
                                                                      2,420,332
-------------------------------------------------------------------------------
ENERGY -- 3.9%
CARBO Ceramics, Inc.                                   2,721            196,429
Lufkin Industries, Inc.                                6,210            242,128
Natural Gas Services Group,
  Inc.*                                               11,571            175,069
T-3 Energy Services, Inc.*                             8,180            228,222
World Fuel Services Corp.                             15,589            404,379
-------------------------------------------------------------------------------
                                                                      1,246,227
-------------------------------------------------------------------------------
MATERIALS -- 2.1%
Balchem Corp.                                          8,027            200,675
LSB Industries, Inc.*                                  9,909            131,889
Rock-Tenn Co. - Class A                                3,140            155,964
Worthington Industries, Inc.                          13,010            167,308
-------------------------------------------------------------------------------
                                                                        655,836
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.2%
Syniverse Holdings, Inc.*                             18,090            369,941
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $  31,606,109
-------------------------------------------------------------------------------
INVESTMENT FUNDS --12.4%
Invesco Liquid Assets
  Portfolio**                                      3,479,652          3,479,652
Touchstone Institutional Money
  Market Fund^                                       475,578            475,578
-------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   3,955,230
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 111.8%
(Cost $34,215,174)                                                $  35,561,339
LIABILITIES IN EXCESS OF OTHER ASSETS --
(11.8%)                                                              (3,739,811)
-------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  31,821,528
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $3,346,858.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                             VALUATION INPUTS AT REPORTING DATE:

  DESCRIPTION             LEVEL 1            LEVEL 2           LEVEL 3                TOTAL
------------------------------------------------------------------------------------------------
Common
  Stocks             $    31,606,109        $       --         $       --        $    31,606,109
Investment
  Funds                    3,955,230                --                 --              3,955,230
------------------------------------------------------------------------------------------------
                                                                                 $    35,561,339

See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust - Portfolio of Investments
Growth Opportunities Fund - June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 98.9%                                 SHARES         VALUE
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 38.3%
Adobe Systems, Inc.*                                  35,650      $     942,230
Akamai Technologies, Inc.*                            36,900          1,497,033
Alliance Data Systems Corp.*+                         18,450          1,098,144
Apple, Inc.*                                           8,400          2,112,852
Autodesk, Inc.*                                       49,700          1,210,692
Cisco Systems, Inc.*                                  96,900          2,064,939
Corning, Inc.                                         48,400            781,660
EMC Corp.*                                            82,800          1,515,240
EZchip Semiconductor Ltd.*                            40,799            713,982
Google, Inc. - Class A*                                4,330          1,926,633
Hewlett-Packard Co.                                   28,000          1,211,840
Intel Corp.                                           51,000            991,950
International Business Machines
  Corp.                                               10,690          1,320,001
LSI Corp.*                                           184,700            849,620
Microsoft Corp.                                       52,200          1,201,122
NICE Systems Ltd. ADR*                                49,697          1,266,777
Nuance Communications, Inc.*                          81,500          1,218,425
Oracle Corp.                                          70,100          1,504,346
QUALCOMM, Inc.                                        42,250          1,387,490
-------------------------------------------------------------------------------
                                                                     24,814,976
-------------------------------------------------------------------------------
HEALTH CARE -- 18.2%
Acorda Therapeutics, Inc.*                            21,700            675,087
Celgene Corp.*                                        41,275          2,097,596
Covidien PLC                                          32,500          1,305,850
Elan Corp. PLC ADR*                                  155,400            699,300
Life Technologies Corp.*                              29,300          1,384,425
Santarus, Inc.*                                      115,800            287,184
Shire PLC ADR                                         24,850          1,525,293
United Therapeutics Corp.*                            20,350            993,283
Vertex Pharmaceuticals, Inc.*                         34,400          1,131,760
Warner Chilcott PLC - Class A*                        74,550          1,703,468
-------------------------------------------------------------------------------
                                                                     11,803,246
-------------------------------------------------------------------------------
INDUSTRIALS -- 10.6%
AMETEK, Inc.                                          34,350          1,379,153
BE Aerospace, Inc.*                                   49,700          1,263,871
Cooper Industries PLC+                                15,950            701,800
Dover Corp.                                           34,400          1,437,576
Goodrich Corp.                                        17,850          1,182,562
IDEX Corp.                                            32,500            928,525
-------------------------------------------------------------------------------
                                                                      6,893,487
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 10.0%
Bed Bath & Beyond, Inc.*                              26,800            993,744
Netflix, Inc.*                                         8,680            943,082
NIKE, Inc. - Class B                                  19,100          1,290,205
Target Corp.                                          24,250          1,192,372
Tenneco, Inc.*                                        44,600            939,276
Urban Outfitters, Inc.*                               33,100          1,138,309
-------------------------------------------------------------------------------
                                                                      6,496,988
-------------------------------------------------------------------------------
ENERGY -- 9.6%
CONSOL Energy, Inc.                                   33,100          1,117,456
Ensco PLC ADR                                         34,350          1,349,268
Massey Energy Co.                                     42,700          1,167,845
National-Oilwell Varco, Inc.                          43,350          1,433,584
Weatherford International Ltd.*                       86,600          1,137,924
-------------------------------------------------------------------------------
                                                                      6,206,077
-------------------------------------------------------------------------------
CONSUMER STAPLES -- 5.8%
PepsiCo, Inc.                                         27,600          1,682,220
Ralcorp Holdings, Inc.*                               19,150          1,049,420
Wal-Mart Stores, Inc.                                 21,000          1,009,470
-------------------------------------------------------------------------------
                                                                      3,741,110
-------------------------------------------------------------------------------
MATERIALS -- 4.9%
Air Products & Chemicals, Inc.                        15,550          1,007,796
Celanese Corp.                                        51,550          1,284,110
Yamana Gold, Inc.                                     82,800            852,840
-------------------------------------------------------------------------------
                                                                      3,144,746
-------------------------------------------------------------------------------
FINANCIALS -- 1.5%
Waddell & Reed Financial, Inc.
  - Class A                                           45,850          1,003,198
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $  64,103,828
-------------------------------------------------------------------------------
INVESTMENT FUNDS --4.2%
Invesco Liquid Assets
  Portfolio**                                      1,126,866          1,126,866
Touchstone Institutional Money
  Market Fund^                                     1,569,404          1,569,404
-------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   2,696,270
-------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.1%
(Cost $72,366,880)                                                $  66,800,098

LIABILITIES IN EXCESS OF OTHER ASSETS --
(3.1%)                                                               (2,039,671)
-------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  64,760,427
===============================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $1,086,452.

**    Represents collateral for securities loaned.

Touchstone Strategic Trust - Portfolio of Investments
Growth Opportunities Fund - June 30, 2010 (Unaudited)

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

  DESCRIPTION         LEVEL 1            LEVEL 2          LEVEL 3          TOTAL
--------------------------------------------------------------------------------------
Common
    Stocks       $    64,103,828        $       --       $        --   $    64,103,828
Investment
    Funds              2,696,270                --                --         2,696,270
--------------------------------------------------------------------------------------
                                                                       $    66,800,098

See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust - Portfolio of Investments
Large Cap Core Equity Fund - June 30, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 99.6%                                 SHARES         VALUE
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 21.7%
Cisco Systems, Inc.*                                  58,838      $   1,253,838
Fiserv, Inc.*                                         10,070            459,796
Hewlett-Packard Co.                                   25,073          1,085,159
Intel Corp.                                           54,149          1,053,198
International Business Machines
  Corp.                                                7,960            982,901
Microsoft Corp.                                       58,741          1,351,630
Oracle Corp.                                          56,975          1,222,684
QUALCOMM, Inc.                                        26,989            886,319
Tyco Electronics Ltd.                                 38,645            980,810
Western Digital Corp.*                                20,760            626,122
-------------------------------------------------------------------------------
                                                                      9,902,457
-------------------------------------------------------------------------------
FINANCIALS -- 14.7%
Aflac, Inc.                                           33,218          1,417,412
Allstate Corp.                                        30,946            889,078
American Express Co.                                  25,558          1,014,653
MetLife, Inc.                                         23,140            873,766
Morgan Stanley                                        35,899            833,216
NYSE Euronext                                         33,120            915,106
State Street Corp.                                    22,130            748,437
-------------------------------------------------------------------------------
                                                                      6,691,668
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 14.2%
Best Buy Co., Inc.                                    25,119            850,529
Dollar Tree, Inc.*                                    20,775            864,863
Home Depot, Inc.                                      16,080            451,366
Honda Motor Co. Ltd. ADR                              23,590            678,212
McDonald's Corp.                                      13,190            868,825
Ross Stores, Inc.                                     28,520          1,519,831
Target Corp.                                          25,616          1,259,539
-------------------------------------------------------------------------------
                                                                      6,493,165
-------------------------------------------------------------------------------
INDUSTRIALS -- 12.2%
Danaher Corp.                                         20,020            743,142
Emerson Electric Co.                                  17,252            753,740
Honeywell International, Inc.                         11,756            458,837
Illinois Tool Works, Inc.                             21,509            887,891
Union Pacific Corp.                                   16,608          1,154,422
United Technologies Corp.                             23,837          1,547,260
-------------------------------------------------------------------------------
                                                                      5,545,292
-------------------------------------------------------------------------------
HEALTH CARE -- 10.6%
Johnson & Johnson                                     13,227            781,187
Laboratory Corp. of America
  Holdings*                                           15,683          1,181,714
McKesson Corp.                                        16,571          1,112,908
Novartis AG ADR+                                      22,422          1,083,431
Teva Pharmaceutical Industries
  Ltd. ADR                                            13,370            695,106
-------------------------------------------------------------------------------
                                                                      4,854,346
-------------------------------------------------------------------------------
CONSUMER STAPLES -- 9.1%
Altria Group, Inc.                                   33,975             680,859
CVS Caremark Corp.                                   20,671             606,074
Kimberly-Clark Corp.                                  8,271             501,471
PepsiCo, Inc.                                        14,950             911,202
Philip Morris International, Inc.                    31,188           1,429,658
-------------------------------------------------------------------------------
                                                                      4,129,264
-------------------------------------------------------------------------------
ENERGY -- 9.0%
Chesapeake Energy Corp.                              34,120             714,814
Chevron Corp.                                        15,831           1,074,292
Ensco PLC ADR                                        20,992             824,566
Marathon Oil Corp.                                   25,577             795,189
Pride International, Inc.*                           31,560             705,050
-------------------------------------------------------------------------------
                                                                      4,113,911
-------------------------------------------------------------------------------
MATERIALS -- 3.8%
BHP Billiton Ltd. ADR                                10,980             680,650
Praxair, Inc.                                        13,822           1,050,334
-------------------------------------------------------------------------------
                                                                      1,730,984
-------------------------------------------------------------------------------
UTILITIES -- 2.7%
Dominion Resources, Inc.                             31,944           1,237,511
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.6%
AT&T, Inc.                                           29,459             712,613
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $  45,411,211
-------------------------------------------------------------------------------
INVESTMENT FUNDS --2.1%
Invesco Liquid Assets Portfolio**                   273,485             273,485
Touchstone Institutional Money
  Market Fund^                                      687,658             687,658
-------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $     961,143
-------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.7%
(Cost $47,358,019)                                                $  46,372,354

LIABILITIES IN EXCESS OF OTHER ASSETS --
(1.7%)                                                                 (769,819)
-------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  45,602,535
===============================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $268,321.

Touchstone Strategic Trust - Portfolio of Investments
Large Cap Core Equity Fund - June 30, 2010 (Unaudited)

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub=advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

  DESCRIPTION         LEVEL 1        LEVEL 2          LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common
    Stocks        $ 45,411,211    $        --      $         --   $   45,411,211
Investment
     Funds             961,143             --                --          961,143
--------------------------------------------------------------------------------
                                                                  $   46,372,354

See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust - Portfolio of Investments
Large Cap Growth Fund - June 30, 2010 (Unaudited)

                                                                      MARKET
Common Stocks -- 98.5%                                 SHARES         VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 37.5%
Apple, Inc.*                                            61,320    $  15,423,820
Baidu, Inc. ADR*                                       413,100       28,123,848
Broadcom Corp. - Class A                               705,300       23,253,741
Citrix Systems, Inc.*                                  322,990       13,639,868
Cognizant Technology
  Solutions Corp. - Class A*                           387,770       19,411,766
Cree, Inc.*                                            229,700       13,788,891
F5 Networks, Inc.*                                     233,040       15,979,553
Google, Inc. - Class A*                                 41,900       18,643,405
Infosys Technologies Ltd.
  ADR+                                                 330,750       19,815,232
International Business
  Machines Corp.                                       169,040       20,873,059
Marvell Technology Group
  Ltd.*                                                894,383       14,095,476
NetApp, Inc.*                                          568,650       21,216,331
Salesforce.com, Inc.*                                  210,000       18,022,200
Western Digital Corp.*                                 506,705       15,282,223
--------------------------------------------------------------------------------
                                                                    257,569,413
--------------------------------------------------------------------------------
HEALTH CARE -- 21.7%
Alcon, Inc.                                             92,236       13,668,453
AmerisourceBergen Corp.                                512,000       16,256,000
Cerner Corp.*+                                         175,900       13,349,051
Edwards Lifesciences Corp.*                            208,000       11,652,160
Express Scripts, Inc.*                                 408,120       19,189,802
McKesson Corp.                                         281,005       18,872,296
Medco Health Solutions, Inc.*                          354,375       19,518,975
Merck & Co., Inc.                                      340,985       11,924,245
Perrigo Co.                                            195,000       11,518,650
Teva Pharmaceutical
  Industries Ltd. ADR                                  256,100       13,314,639
--------------------------------------------------------------------------------
                                                                    149,264,271
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 12.6%
Colgate-Palmolive Co.                                  171,335       13,494,345
Dr Pepper Snapple Group,
  Inc.                                                 544,500       20,358,855
General Mills, Inc.                                    550,000       19,536,000
Kellogg Co.                                            359,000       18,057,700
Mead Johnson Nutrition Co. -
  Class A                                              300,000       15,036,000
--------------------------------------------------------------------------------
                                                                     86,482,900
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 11.9%
Amazon.com, Inc.*                                      100,607       10,992,321
AutoZone, Inc.*                                         83,870       16,205,362
DIRECTV Group, Inc. -
  Class A*                                             496,395       16,837,718
Ford Motor Co.*+                                     1,116,000       11,249,280
Netflix, Inc.*+                                        103,925       11,291,451
TJX Cos., Inc.                                         358,000       15,018,100
--------------------------------------------------------------------------------
                                                                     81,594,232
--------------------------------------------------------------------------------
MATERIALS -- 10.0%
Companhia Siderurgica
  Nacional SA ADR+                                     990,600       14,551,914
Goldcorp, Inc.                                         271,000       11,883,350
Lubrizol Corp.                                         185,249       14,877,347
Newmont Mining Corp.                                   213,600       13,187,664
Teck Resources Ltd. - Class B                          476,230       14,086,883
--------------------------------------------------------------------------------
                                                                     68,587,158
--------------------------------------------------------------------------------
INDUSTRIALS -- 2.4%
Precision Castparts Corp.                              161,900       16,662,748
--------------------------------------------------------------------------------
ENERGY -- 2.4%
Occidental Petroleum Corp.                             209,845       16,189,542
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $ 676,350,264
--------------------------------------------------------------------------------
INVESTMENT FUNDS --4.8%
Invesco Liquid Assets
  Portfolio**                                       20,882,303       20,882,303
Touchstone Institutional
  Money Market Fund^                                11,739,839       11,739,839
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $  32,622,142
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.3%
(Cost $627,374,465)                                               $ 708,972,406

LIABILITIES IN EXCESS OF OTHER ASSETS --
(3.3%)                                                              (22,897,668)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $ 686,074,738
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $20,363,869.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt

Touchstone Strategic Trust - Portfolio of Investments
Large Cap Growth Fund - June 30, 2010 (Unaudited)

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                      VALUATION INPUTS AT REPORTING DATE:

 DESCRIPTION         LEVEL 1         LEVEL 2           LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common
    Stocks       $ 676,350,264      $       --        $       --   $ 676,350,264
Investment
    Funds           32,622,142              --                --      32,622,142
--------------------------------------------------------------------------------
                                                                   $ 708,972,406
See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust - Portfolio of Investments
Mid Cap Growth Fund - June 30, 2010 (Unaudited)

                                                                     MARKET
Common Stocks -- 100%                              SHARES            VALUE
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 18.2%
Agilent Technologies, Inc.*                        145,400        $   4,133,722
Akamai Technologies, Inc.*                         241,542            9,799,359
Alliance Data Systems
  Corp.*+                                           99,800            5,940,096
Autodesk, Inc.*                                    328,250            7,996,170
Avago Technologies Ltd.*                           245,125            5,162,333
Avnet, Inc.*                                       149,200            3,597,212
BMC Software, Inc.*                                231,100            8,002,993
Broadcom Corp. - Class A                           136,200            4,490,514
Brocade Communications
  Systems, Inc.*                                 1,580,700            8,156,412
Ciena Corp.*+                                      239,115            3,031,978
Gartner, Inc.*                                     294,100            6,837,825
Global Payments, Inc.                              191,700            7,004,718
Lam Research Corp.*                                183,800            6,995,428
LSI Corp.*                                       1,838,029            8,454,933
Maxim Integrated Products,
  Inc.                                             219,545            3,672,988
NICE Systems Ltd. ADR*                             357,100            9,102,479
ON Semiconductor Corp.*                          1,192,150            7,605,917
QLogic Corp.*                                      210,800            3,503,496
Red Hat, Inc.*                                     257,300            7,446,262
Salesforce.com, Inc.*                              105,075            9,017,537
Verigy Ltd.*+                                      241,551            2,099,078
-------------------------------------------------------------------------------
                                                                    132,051,450
-------------------------------------------------------------------------------
FINANCIALS -- 16.6%
Ameriprise Financial, Inc.                         219,500            7,930,535
Arch Capital Group Ltd.*                            69,900            5,207,550
Assurant, Inc.                                     159,680            5,540,896
Boston Properties, Inc. REIT                        51,800            3,695,412
Comerica, Inc.                                     128,680            4,739,284
Digital Realty Trust,
  Inc. REIT+                                        46,165            2,662,797
Discover Financial Services                        672,200            9,397,356
Federal Realty Investment
  Trust REIT                                        46,300            3,253,501
First Horizon National Corp.*                      264,166            3,024,704
Fulton Financial Corp.                             449,226            4,335,031
Health Care REIT, Inc. REIT                         89,945            3,788,483
Invesco, Ltd.                                      341,620            5,749,465
KeyCorp                                            825,900            6,351,171
Kilroy Realty Corp. REIT                           121,532            3,613,146
Knight Capital Group, Inc. -
  Class A*                                         474,825            6,547,837
Liberty Property Trust REIT+                       119,520            3,448,152
New York Community
  Bancorp, Inc.+                                   294,573            4,498,130
Northern Trust Corp.                               103,900            4,852,130
NYSE Euronext                                      301,950            8,342,879
PartnerRe Ltd.                                      57,000            3,997,980
People's United Financial,
  Inc.                                             146,269            1,974,632
Synovus Financial Corp.+                         1,725,060            4,381,652
TCF Financial Corp.+                               392,600            6,521,086
Willis Group Holdings PLC                          185,689            5,579,954
Wilmington Trust Corp.+                            153,395            1,701,151
-------------------------------------------------------------------------------
                                                                    121,134,914
-------------------------------------------------------------------------------
INDUSTRIALS -- 15.5%
AMETEK, Inc.                                       210,050            8,433,508
Cooper Industries PLC                              210,100            9,244,400
Delta Air Lines, Inc.*                             509,400            5,985,450
Dover Corp.                                        320,790           13,405,814
Hexcel Corp.*                                      408,695            6,338,859
IDEX Corp.                                         291,500            8,328,155
Jacobs Engineering Group,
  Inc.*                                             99,902            3,640,429
Joy Global, Inc.                                   108,530            5,436,268
Kennametal, Inc.                                   163,000            4,145,090
MSC Industrial Direct Co. -
  Class A                                          204,850           10,377,701
Precision Castparts Corp.                          106,050           10,914,666
Rockwell Collins, Inc.                              95,145            5,055,054
Roper Industries, Inc.                             173,300            9,697,868
SPX Corp.                                          100,075            5,284,961
WABCO Holdings, Inc.*                              209,130            6,583,412
-------------------------------------------------------------------------------
                                                                    112,871,635
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 13.2%
Abercrombie & Fitch Co. -
  Class A                                          153,800            4,720,122
American Eagle Outfitters,
  Inc.                                             339,400            3,987,950
Bed Bath & Beyond, Inc.*                           240,000            8,899,200
Burger King Holdings, Inc.                         308,800            5,200,192
Coach, Inc.                                        246,821            9,021,308
Discovery Communications,
  Inc. - Class A*                                  204,850            7,315,193
Foot Locker, Inc.                                  404,000            5,098,480
Fortune Brands, Inc.                               123,200            4,826,976
Lear Corp.*                                        155,450           10,290,790
Lennar Corp. - Class A                             166,800            2,320,188
Macy's, Inc.                                       226,274            4,050,305
Marriott International, Inc. -
  Class A                                          141,013            4,221,929
Strayer Education, Inc.+                            38,862            8,079,021
TJX Cos., Inc.                                     162,750            6,827,362
Toll Brothers, Inc.*                               135,800            2,221,688
Urban Outfitters, Inc.*                            254,700            8,759,133

Touchstone Strategic Trust - Portfolio of Investments
Mid Cap Growth Fund - June 30, 2010 (Unaudited)

COMMON STOCKS -- 100.0%                                               MARKET
(CONTINUED)                                        SHARES             VALUE
-------------------------------------------------------------------------------
                                                                  $  95,839,837
-------------------------------------------------------------------------------
HEALTH CARE -- 12.4%
Beckman Coulter, Inc.                               59,100            3,563,139
Covance, Inc.*+                                    119,400            6,127,608
Dendreon Corp.*                                    202,200            6,537,126
Life Technologies Corp.*                           233,700           11,042,325
Mettler-Toledo International,
  Inc.*                                             80,350            8,969,470
Shire PLC ADR                                      178,550           10,959,399
Thermo Fisher Scientific,
  Inc.*                                            111,895            5,488,450
United Therapeutics Corp.*                         136,500            6,662,565
Varian Medical Systems,
  Inc.*                                            228,441           11,942,895
Vertex Pharmaceuticals, Inc.*                      315,100           10,366,790
Warner Chilcott PLC -
  Class A*                                         359,750            8,220,288
-------------------------------------------------------------------------------
                                                                     89,880,055
-------------------------------------------------------------------------------
ENERGY -- 9.5%
Cameron International Corp.*                       166,100            5,401,572
CONSOL Energy, Inc.                                350,350           11,827,816
Denbury Resources, Inc.*                           784,760           11,488,886
Massey Energy Co.                                  315,050            8,616,617
Murphy Oil Corp.                                    88,220            4,371,301
National-Oilwell Varco, Inc.                       290,080            9,592,946
Petrohawk Energy Corp.*                            290,000            4,921,300
Weatherford International
  Ltd.*                                            962,100           12,641,994
-------------------------------------------------------------------------------
                                                                     68,862,432
-------------------------------------------------------------------------------
MATERIALS -- 7.9%
Commercial Metals Co.                              374,645            4,952,807
Crown Holdings, Inc.*                              375,500            9,402,520
Cytec Industries, Inc.                             100,425            4,015,996
Ecolab, Inc.                                       147,000            6,601,770
Greif, Inc. - Class A                              132,330            7,349,608
International Flavors &
  Fragrances, Inc.                                 135,735            5,757,879
Pactiv Corp.*                                      195,300            5,439,105
Scotts Miracle-Gro Co. (The)
  - Class A                                        152,250            6,761,422
Yamana Gold, Inc.                                  719,500            7,410,850
-------------------------------------------------------------------------------
                                                                     57,691,957
-------------------------------------------------------------------------------
CONSUMER STAPLES -- 3.1%
BJ's Wholesale Club, Inc.*                          80,000            2,960,800
J.M. Smucker Co. (The)                              92,250            5,555,295
Molson Coors Brewing Co. -
  Class B                                          138,200            5,854,152
Ralcorp Holdings, Inc.*                            149,700            8,203,560
-------------------------------------------------------------------------------
                                                                     22,573,807
-------------------------------------------------------------------------------
UTILITIES -- 2.7%
Consolidated Edison, Inc.                          117,270            5,054,337
Hawaiian Electric Industries,
  Inc.+                                            240,739            5,484,035
PG&E Corp.                                          76,000            3,123,600
Wisconsin Energy Corp.                             124,495            6,316,876
-------------------------------------------------------------------------------
                                                                     19,978,848
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.9%
NII Holdings, Inc.*                                210,100            6,832,452
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $ 727,717,387
-------------------------------------------------------------------------------
INVESTMENT FUNDS --5.7%
Invesco Liquid Assets
  Portfolio**                                   38,651,200           38,651,200
Touchstone Institutional
  Money Market Fund^                             2,804,675            2,804,675
-------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $  41,455,875
-------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 105.7%
(Cost $748,975,597)                                               $ 769,173,262

LIABILITIES IN EXCESS OF OTHER ASSETS --
(5.7%)                                                              (41,788,127)
-------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $ 727,385,135
===============================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $37,232,694.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust

Touchstone Strategic Trust - Portfolio of Investments
Mid Cap Growth Fund - June 30, 2010 (Unaudited)

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                      VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION       LEVEL 1         LEVEL 2         LEVEL 3            TOTAL
-------------------------------------------------------------------------------
Common
   Stocks      $ 727,717,387     $       --      $        --    $   727,717,387
Investment
   Funds          41,455,875             --               --         41,455,875
-------------------------------------------------------------------------------
                                                                $   769,173,262

See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust - Notes to Portfolio of Investments
June 30, 2010 (Unaudited)

SECURITY VALUATION--The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted FASB ASC 820 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2010, for each Fund's investments, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

PORTFOLIO SECURITIES LOANED--Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds' custodian into an approved investment vehicles.

As of June 30, 2010, the following Funds loaned common stocks and received collateral as follows:

                                              FAIR VALUE OF          VALUE OF
                                                SECURITIES          COLLATERAL
                                                  LOANED             RECEIVED
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund           $       3,346,858    $     3,479,652
Growth Opportunities Fund                   $       1,086,452    $     1,126,866
Large Cap Growth Fund                       $      20,363,869    $    20,882,303
Large Cap Core Equity Fund                  $         268,321    $       273,485
Mid Cap Growth Fund                         $      37,232,694    $    38,651,200

All collateral received as cash and securities is received, held, and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

INVESTMENT INCOME--Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are accreted or amortized into income using the effective yield method.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION -- As of June 30, 2010, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                         NET
                                                   GROSS             GROSS            UNREALIZED
                                 FEDERAL         UNREALIZED        UNREALIZED        APPRECIATION
                                 TAX COST       APPRECIATION      DEPRECIATION       (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Diversified Small Cap        $    35,930,985   $     2,651,897   $    (3,021,543)   $      (369,646)
Growth Fund
Growth Opportunities Fund    $    72,680,095   $     1,075,563   $    (6,955,560)   $    (5,879,997)
Large Cap Core Equity Fund   $   629,953,206   $   108,200,085   $   (29,180,885)   $    79,019,200
Large Cap Growth Fund        $    50,222,359   $       404,997   $    (4,255,002)   $    (3,850,005)
Mid Cap Growth Fund          $   755,936,151   $    60,160,094   $   (46,922,983)   $    13,237,111

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Strategic Trust

By: /s/ Jill T. McGruder
    ------------------------------
Name: Jill T. McGruder
Title: President

Date: August 23, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Terrie A. Wiedenheft
    ------------------------------
Name: Terrie A. Wiedenheft
Title: Treasurer & Controller

Date: August 23, 2010